Loans - Major classifications of loans (Details) - USD ($) $ in Thousands	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 263,973		$ 227,069
Net deferred loan origination (fees) costs	(1)		113
Allowance for loan losses	(1,261)	[1]	(990)	[1]	$ (811)
Net Loans	262,711		226,192
Real estate loans: | Secured by one-to-four family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	206,894		188,573
Allowance for loan losses	(816)	[1]	(584)	[1]	(524)
Real estate loans: | Secured by multi-family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	10,650		5,103
Allowance for loan losses	(80)	[1]	(38)	[1]	(39)
Real estate loans: | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	10,750		6,134
Allowance for loan losses	(54)	[1]	(31)	[1]	(6)
Real estate loans: | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	14,803		8,440
Allowance for loan losses	(148)	[1]	(84)	[1]	(35)
Real estate loans: | Home equity lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	17,127		16,797
Allowance for loan losses	(107)	[1]	(112)	[1]	(101)
Other Loans Portfolio Segment | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	3,679		1,947
Allowance for loan losses	(47)	[1]	(28)	[1]	$ (11)
Other Loans Portfolio Segment | Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 70		$ 75

[1]	All Loans are collectively evaluated for impairment.